General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Abstract]
Number of ordinary shares in each ADS (in Shares)	2
Net losses	$ 9,828	$ 7,880	$ 7,634
Net operating cash outflow	8,949	$ 7,637	$ 8,440
Cash and cash equivalents	8,539
Gross proceeds	$ 4,350